EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
Schedule of Net Income Used in Earnings Per Share
	US dollars
	Year ended December 31,
(in thousands)	2015	2014	2013
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	24,971	30,429	23,762

Schedule of Weighted Average Shares Used in Earnings Per Share
	Number of shares
	Year ended December 31,
(in thousands)	2015	2014	2013
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,968	20,968	20,968